                                                                                                March 1, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       Dreyfus Appreciation Fund, Inc.

            File No. 811-3081

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended December 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6903.

                                                                                                Sincerely,

                                                                                                /s/ Benedetto E. Frosina

                                                                                                Benedetto E. Frosina

                                                                                                Paralegal

BEF/

Enclosure